CONCENTRATION OF CREDIT RISKS (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022
CONCENTRATION OF CREDIT RISKS
Cash in excess of FDIC insurance	$ 0	$ 811,429